UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10609
Small Cap Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Small-Cap Portfolio	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Advertising — 2.4%
Grey Global Group, Inc.	500	$549,995
		$549,995

Advertising and Marketing Services — 1.5%
ADVO, Inc.	9,700	345,805
		$345,805

Air Freight — 2.7%
Forward Air Corp. (1)	13,500	603,450
		$603,450

Airlines — 1.9%
SkyWest, Inc.	21,400	429,284
		$429,284

Apparel Manufacturer — 1.4%
Columbia Sportswear Co. (1)	5,400	321,894
		$321,894

Applications Software — 7.1%
ANSYS, Inc. (1)	11,800	378,308
Fair Isaac Corp.	6,562	240,694
Jack Henry & Associates, Inc.	19,600	390,236
Kronos, Inc. (1)	5,350	273,545
National Instruments Corp.	11,350	309,287
		$1,592,070

Auto and Parts — 1.3%
Adesa, Inc.	14,000	297,080
		$297,080

Automobiles — 1.4%
Winnebago Industries	8,000	312,480
		$312,480

Banks — 8.1%
Boston Private Financial Holdings, Inc.	11,200	315,504
Capital City Bank Group, Inc.	9,000	376,200

Seacoast Banking Corp. of Florida	21,620	$481,045
Texas Regional Bancshares, Class A	10,173	332,454
UCBH Holdings, Inc.	7,000	320,740
		$1,825,943

Broadcast Media — 2.3%
Cox Radio, Inc., Class A (1)	13,800	227,424
Radio One, Inc., Class A (1)	2,300	37,030
Radio One, Inc., Class D (1)	15,500	249,860
		$514,314

Building Materials — 1.6%
Elkcorp	10,400	355,888
		$355,888

Business Services — 1.0%
Arbitron, Inc. (1)	5,700	223,326
		$223,326

Construction - Cement — 3.2%
Florida Rock Industries, Inc.	12,000	714,360
		$714,360

Consumer Finance — 1.9%
Financial Federal Corp.	11,000	431,200
		$431,200

Containers and Packaging — 1.6%
AptarGroup, Inc.	6,900	364,182
		$364,182

Distribution/Wholesale — 1.7%
Scansource, Inc. (1)	6,000	372,960
		$372,960

Diversified Financial Services — 3.5%
Affiliated Managers Group, Inc. (1)	11,750	795,945
		$795,945

Electric Utilities — 1.1%
ALLETE, Inc.	6,433	236,413
		$236,413

Electrical Equipment — 3.6%
Brady Corp., Class A	3,500	218,995

Genlyte Group Inc., (The) (1)	7,000	$599,760
		$818,755

Engineering & Construction — 1.4%
Jacobs Engineering Group, Inc. (1)	6,400	305,856
		$305,856

Entertainment — 1.8%
Speedway Motorsports, Inc.	10,300	403,554
		$403,554

Food Distributors — 1.2%
Performance Food Group Co. (1)	10,000	269,100
		$269,100

Gas Utilities — 0.9%
Piedmont Natural Gas Co., Inc.	8,600	199,864
		$199,864

Health Care - Equipment — 3.7%
Diagnostic Products Corp.	6,000	330,300
Young Innovations, Inc.	15,000	505,950
		$836,250

Health Care - Supplies — 1.5%
ICU Medical, Inc. (1)	12,350	337,649
		$337,649

Health Services — 2.7%
CorVel Corp. (1)	11,000	294,580
Renal Care Group, Inc. (1)	8,600	309,514
		$604,094

Household Products — 1.0%
Church & Dwight Co., Inc.	6,450	216,849
		$216,849

Housewares — 2.5%
Matthews International Corp.	15,400	566,720
		$566,720

Industrial Conglomerate — 1.3%
Carlisle Companies, Inc.	4,400	285,648
		$285,648

Insurance - Property and Casualty — 4.2%
Midland Co.	11,000	$343,970
RLI Corp.	9,400	390,758
Triad Guaranty, Inc. (1)	3,400	205,632
		$940,360

IT Consulting & Services — 3.8%
FactSet Research Systems, Inc.	9,000	525,960
Manhattan Associates, Inc. (1)	13,600	324,768
		$850,728

Leisure - Products — 1.0%
Polaris Industries, Inc.	3,300	224,466
		$224,466

Machinery - Industrial — 1.7%
Graco, Inc.	10,425	389,374
		$389,374

Medical Services/Supplies — 1.0%
Mentor Corp.	7,000	236,180
		$236,180

Metals - Industrial — 1.3%
Simpson Manufacturing Co., Inc.	8,600	300,140
		$300,140

Multi-Utilities — 1.9%
Energen Corp.	7,300	430,335
		$430,335

Oil and Gas - Equipment and Services — 0.8%
CARBO Ceramics, Inc.	2,500	172,500
		$172,500

Oil and Gas - Exploration and Production — 1.0%
Houston Exploration Co. (1)	4,000	225,240
		$225,240

Packaged Foods — 1.0%
Tootsie Roll Industries, Inc.	6,727	232,956
		$232,956

Publishing — 1.0%
Lee Enterprises, Inc.	5,000	$230,400
		$230,400

Restaurants — 1.7%
Sonic Corp. (1)	12,775	389,638
		$389,638

Retail - Food — 1.9%
Casey’s General Stores, Inc.	12,000	217,800
Ruddick Corp.	9,600	208,224
		$426,024

Semiconductors — 0.9%
Power Integrations, Inc. (1)	10,500	207,690
		$207,690

Services - Diversified Commercial — 2.9%
ABM Industries, Inc.	21,760	429,107
G & K Services, Inc.	4,900	212,758
		$641,865

Specialty Store — 1.9%
Aaron Rents, Inc.	17,000	425,000
		$425,000

Waste Management — 2.5%
Landauer, Inc.	12,500	571,250
		$571,250

Total Common Stocks (identified cost $15,831,974)		$22,025,074

Total Investments — 97.8% (identified cost $15,831,974)		$22,025,074

Other Assets, Less Liabilities — 2.2%		$504,737

Net Assets — 100.0%		$22,529,811

(1)           Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$15,831,974
Gross unrealized appreciation	$6,501,936
Gross unrealized depreciation	(308,836)
Net unrealized appreciation	$6,193,100

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	February 16, 2005

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	February 16, 2005